Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schwab Monthly Income Fund – Target Payout
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab Monthly Income Fund – Target Payout
Account Value	[1]	$ 14,277.91	$ 13,725	$ 12,640.56	$ 14,504.24	$ 13,278.53	$ 12,607.43	$ 10,830.57	$ 11,559.43	$ 10,432.74	$ 9,975.83	$ 10,000
Schwab Monthly Income Fund – Flexible Payout
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab Monthly Income Fund – Flexible Payout
Account Value	[1]	$ 13,552.74	13,025.82	12,005.86	13,721.35	12,978.13	12,231.08	10,749.08	11,220.4	10,371.04	10,001.65	10,000
Schwab Monthly Income Fund – Income Payout
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab Monthly Income Fund – Income Payout
Account Value	[1]	$ 12,707.47	12,222.3	11,337.15	12,956.83	12,662.13	11,841.36	10,650.72	10,902.26	10,320.15	10,022.46	10,000
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Account Value		$ 34,253.95	27,398.84	21,695.58	26,493.85	20,584.87	17,386.05	13,222.7	13,829.01	11,350.93	10,138.38	10,000
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Account Value		$ 11,431.77	11,290.61	10,699.08	12,299.22	12,491.85	11,619.61	10,687.97	10,686.76	10,321.2	10,055	10,000
Target Payout Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Target Payout Composite Index
Account Value		$ 15,973.69	15,400.39	14,126.2	16,253.02	14,809.77	13,470.64	11,468.01	11,814.67	10,605.61	10,088.07	10,000
Flexible Payout Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Flexible Payout Composite Index
Account Value		$ 14,730.65	14,201.96	13,026.93	14,912.79	14,056.05	12,862.46	11,222.69	11,433.8	10,520.56	10,089.6	10,000
Income Payout Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Income Payout Composite Index
Account Value		$ 13,391.09	$ 12,921.28	$ 11,936.89	$ 13,639.62	$ 13,302.52	$ 12,263.14	$ 10,969.92	$ 11,057.19	$ 10,429.39	$ 10,087.39	$ 10,000

[1]	The fund’s routine expenses have been absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.